RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2025
Right-of-use Assets
RIGHT-OF-USE ASSETS

9. RIGHT-OF-USE ASSETS

The Company leases offices and warehouse premises under non-cancelable operating lease agreements, with an option to renew the leases. Per the new lease standard ASC 842-10-55, these leases are treated as operating leases. Management determined the loan interest rate of 3.50% is the weighted average discount rate for the lease that began in 2018. The rental expense for the years ended December 31, 2025, 2024 and 2023 was $58,237, $109,627 and $107,399, respectively. All leases are on a fixed payment basis. None of the leases include contingent rentals.

Rights-of-use assets, net consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Leased properties under operating lease, cost	$53,796	-
Less: accumulated amortization	(12,561)	-
Right-of-use assets, net	$41,235	-

The Company does not have any variable lease costs. Cash payment made under the lease agreements is $13,728, $120,066 and $113,981 for the years ended December 31, 2025, 2024 and 2023, respectively. The weighted-average remaining lease term is 2.25 and 0 years as of December 31, 2025 and 2024. Interest expense was $1,135, $3,951 and $9,303 for the years ended December 31,2025, 2024 and 2023 respectively.

The following table presents maturity of lease liabilities as of December 31, 2025:

2026	$18,876
2027	18,876
2028	5,147
Total Lease Payments	$42,899
Less: imputed interest	$(1,664)
Present value of lease liabilities	$41,235
Lease liabilities - Current	$17,758
Lease liabilities – Non current	23,477

Amortization expense was recognized as lease expense in general and administrative expense. Non-cash portion of amortization expenses was $12,221 and $100,690 for the years ended December 31, 2025 and 2024, respectively.

On January 1, 2025, Xiamen Xinbaihui Digital Technology Co., Ltd (“Xiamen Xinbaihui”) entered a lease with Chunshang Xiamen to lease the executive office to the Company for a lease term from January 1, 2025 to December 31, 2027, at a monthly net rent of RMB5,000.00 (approximately, $696).

On July 1, 2025, Xiamen Zhongda Information Technology Co., Ltd. (“Xiamen Zhongda”) entered a lease with Chunshang Xiamen to lease the warehouse to the Company for a lease term from July 1, 2025 to February 29, 2028, at a monthly net rent of RMB6,000 (approximately, $835) from July 1, 2025 to June 30, 2028.